Long-Term Debt (Sale Leaseback Financing Obligation and Fair Value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest rate	11.865%
Long-term debt, fair value	$ 3,500	$ 3,400
Sale Leaseback Transaction, Net Book Value	85
Finance Lease, Liability, Payment, Due	15
Finance Lease, Liability	$ 9